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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21448


                          Pioneer Tax Advantaged Balanced Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  August 31, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.



Pioneer Tax Advantaged Balanced Trust

  SCHEDULE OF INVESTMENTS 8/31/04 (unaudited)



  Principal   S&P/Moody's
    Amount    Ratings                                                                                 Value
                           TAX EXEMPT OBLIGATIONS  - 77.5%  OF NET ASSETS
                           Alabama - 4.0%
$      10,990,AAA/Aaa      Birmingham Waterworks & Sewer Revenue, 5.0%, 1/1/43                  $         11,093,636
        5,000,NR/A2        Huntsville Health Care Authority Revenue, 5.75%, 6/1/32                         5,187,350
                                                                                                $        16,280,986
                           Arizona - 2.8%
       10,285,B-/Ca        Gila County Industrial Development Authority Revenue, 5.55%, 1/1/27  $         8,363,762
         1,000NR/Baa3      Pima County Industrial Development Authority, 6.375%, 7/1/31                    1,003,570
         1,000NR/Baa3      Pima County Industrial Development Authority, 6.75%, 7/1/31                     1,020,670
         1,000NR/NR        Pima County Industrial Development Authority, 7.5%, 7/1/34                       1,018,900
                                                                                                $         11,406,902
                           California - 0.7%
         1,000BBB+/Baa1    California Health Facilities Authority Revenue, 5.25%, 7/1/23        $             978,860
        2,000,BBB/Baa3     Golden State Tobacco Securitization Corp., 6.75%, 6/1/39                        1,866,220
                                                                                                $         2,845,080
                           Connecticut - 1.7%
         4,190BBB/A3       Connecticut State Development Authority Pollution Control Revenue, 5.$         4,397,405
         1,000AAA/Aaa      Connecticut State Health & Educational Facilities Authority Revenue, 5.         1,053,950
         1,500BBB-/NR      Mohegan Tribe Indians Gaming Authority, 5.25%, 1/1/33                           1,467,855
                                                                                                $           6,919,210
                           District of Columbia - 0.9%
        4,000,BBB/Baa3     District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/$         3,697,680

                           Florida - 6.9%
        5,000,A/A2         Highlands County Health Facilities Authority Revenue, 6.0%, 11/15/25 $         5,350,450
       10,980,AA-/Aa3      Jefferson Water & Sewer System Revenue, 5.0%, 10/1/41                          11,008,438
          1,14BB/NR        Miami Beach Health Facilities Authority, 5.375%, 11/15/28                        1,003,192
            50BB/Ba2       Miami Beach Health Facilities Authority, 6.7%, 11/15/19                             516,540
       10,000,AAA/Aaa      Miami-Dade County Aviation Revenue, 5.0%, 10/1/37                              10,138,000
                                                                                                $        28,016,620
                           Georgia - 2.9%
        9,735,AAA/Aaa      Georgia State General Obligation, 2.0%, 12/1/23                      $         6,467,253
        2,500,BBB/NR       Milledgeville-Baldwin County Development Authority Revenue, 5.5%, 9/1/2        2,577,600
        2,500,BBB/NR       Milledgeville-Baldwin County Development Authority Revenue, 5.625%, 9/1        2,562,525
                                                                                                $         11,607,378
                           Illinois - 5.2%
        3,000,AAA/Aaa      Chicago Illinois General Obligation, 5.0%, 1/1/28                    $         3,055,830
        4,580,A-/Baa1      Illinois Development Finance Authority Revenue, 5.25%, 10/1/24                    4,717,171
        5,000,AA+/Aa1      Illinois Educational Facilities Authority Revenue, 5.0%, 12/1/38               5,043,850
        2,000,AA+/Aa2      Illinois Finance Authority Revenue, 5.5%, 8/15/43                              2,047,360
        5,095,NR/A1        Illinois Health Facilities Authority Revenue, 5.75%, 7/1/15                    5,469,330
          1,13CC/Caa1      Illinois Health Facilities Authority Revenue, 6.375%, 1/1/15                       739,280
                                                                                                $         21,072,821
                           Indiana - 1.3%
         5,100AAA/Aaa      Indiana Transportation Finance Authority Highway Revenue, 5.0%, 6/1/2$          5,194,809

                           Louisiana - 0.9%
        4,335,BBB/Baa3     Tobacco Settlement Financing Corp., 5.875%, 5/15/39                  $         3,643,307

                           Maryland - 0.7%
        3,000,A/A3         Maryland State Health & Higher Educational Facilities Authority Reven$          3,020,310

                           Massachusetts - 4.0%
         1,225NR/Aaa       Auburn Massachusetts General Obligation, 5.125%, 6/1/20              $          1,330,338
         1,280NR/Aaa       Auburn Massachusetts General Obligation, 5.125%, 6/1/21                         1,380,544
         1,020AAA/Aaa      Littleton Massachusetts General Obligation, 5.0%, 1/15/20                        1,094,715
        2,000,AA+/Aa1      Massachusetts Health & Educational Facilities Authority Revenue, 5.0%,         2,032,720
         1,550BBB-/Baa2    Massachusetts Health & Educational Facilities Authority Revenue, 5.25%,          1,435,812
         1,600BBB+/NR      Massachusetts Health & Educational Facilities Authority Revenue, 5.45%,          1,617,472
         2,120BBB/Baa3     Massachusetts Health & Educational Facilities Authority Revenue, 5.625%          2,141,730
            90BBB/Baa3     Massachusetts Health & Educational Facilities Authority Revenue, 6.25%,              941,841
          1,10BBB/Baa2     Massachusetts State Development Finance Agency, 5.625%, 10/1/24                  1,136,707
         1,000BBB/Baa2     Massachusetts State Development Finance Agency, 5.7%, 10/1/34                   1,025,700
        2,000,AAA/Aaa      University of Massachusetts Building Authority Project Revenue, 5.25%,          2,102,840
                                                                                                $         16,240,419
                           Michigan - 1.9%
        5,000,BBB-/NR      Macomb County Hospital Finance Authority Revenue, 5.875%, 11/15/34   $         4,694,750
        2,000,A/A2         Michigan State Hospital Finance Authority Revenue, 5.5%, 11/1/15                2,159,980
         1,025BB/Ba1       Pontiac Hospital Finance Authority Revenue, 6.0%, 8/1/07                         1,012,044
                                                                                                $         7,866,774

  Pioneer Tax Advantaged Balanced Trust

  SCHEDULE OF INVESTMENTS 8/31/04  (unaudited) (continued)

              S&P/
  Principal   Moody's
  Amount      Ratings                                                                              Value

                           Minnesota - 1.1%
   $  2,000,00A-/NR        Duluth Economic Development Authority Health Care Facilities Revenue,$         2,007,200
        2,500,A-/NR        Duluth Economic Development Authority Health Care Facilities Revenue, 5         2,481,675
                                                                                                $         4,488,875
                           Missouri - 0.4%
         1,720AA/ Baa2     Missouri State Health & Educational Authority Health Facilities Reven$           1,751,338

                           Montana - 0.3%
         1,350NR/A3        Montana Finance Authority Hospital Facilities Revenue, 5.0%, 6/1/24  $          1,328,265

                           Nevada - 3.2%
        3,000,B-/NR        Clark County Industrial Development Revenue, 5.5%, 10/1/30           $          2,618,520
         1,500BBB+/Baa1    Henderson Nevada Health Care Facilities Revenue, 5.625%, 7/1/24                  1,513,965
        9,000,BB/Ba2       Washoe County Water Facility Revenue, 5.0%, 3/1/36                             9,026,280
                                                                                                $         13,158,765
                           New Hampshire - 0.7%
        2,000,NR/NR        New Hampshire Business Finance Authority Revenue, 6.05%, 9/1/29      $           1,861,360
         1,000A+/A2        New Hampshire Health & Education Facilities Authority Revenue, 5.75%, 1         1,043,980
                                                                                                $         2,905,340
                           New Jersey - 3.4%
         1,250BBB/Baa3     Camden County Improvement Authority Revenue, 5.75%, 2/15/34          $          1,256,538
         1,500BB/Ba2       New Jersey Health Care Facilities Financing Authority Revenue, 5.125%,          1,355,265
        5,000,BBB/Baa1     New Jersey Health Care Facilities Financing Authority Revenue, 5.375%,          5,015,300
        3,500,NR/NR        New Jersey Health Care Facilities Financing Authority Revenue, 7.25%, 7         3,660,125
        3,000,BBB/Baa3     Tobacco Settlement Financing Corp., 6.25%, 6/1/43                              2,566,920
                                                                                                $         13,854,148
                           New Mexico - 0.6%
         1,000AA/NR        Dona Ana County PILT Revenue, 5.25%, 12/1/25                         $          1,028,670
         1,500NR/A3        Farmington New Mexico Hospital Revenue, 5.0%, 6/1/23                            1,476,570
                                                                                                $         2,505,240
                           New York - 5.2%
        2,000,NR/NR        Dutchess County Industrial Development Agency Revenue, 7.5%, 3/1/29  $          1,973,760
         1,000NR/Aa2       New York City Industrial Development Agency, 5.0%, 7/1/27                       1,020,970
         1,000NR/Aa2       New York City Industrial Development Agency, 5.25%, 7/1/24                      1,068,020
        8,82(aAA+/Aa2      New York City Transitional Finance Authority Revenue, 0.0%, 11/1/29              6,748,711
        5,000,AA-/A1       Port Authority of New York & New Jersey Revenue, 5.0%, 9/1/38                  5,054,850
        4,900,AAA/Aaa      Triborough Bridge & Tunnel Authority, 5.25%, 11/15/30                           5,128,977
                                                                                                $       20,995,288
                           North Carolina - 2.0%
        5,000,AA+/Aa1      North Carolina Capital Facilities Finance Agency Revenue, 5.125%, 7/1$         5,078,450
         1,000AA/NR        North Carolina Capital Facilities Finance Agency Student Revenue, 5.0%,         1,003,980
         1,000AA/NR        North Carolina Capital Facilities Finance Agency Student Revenue, 5.0%,            996,350
         1,000NR/NR        North Carolina Medical Care Commission Health Care Facilities Revenue,               991,410
                                                                                                $          8,070,190
                           Ohio - 1.4%
        2,000,B-/Caa2      Cleveland Airport Special Revenue, 5.7%, 12/1/19                     $          1,405,280
        3,000,AAA/Aaa      Columbus City School District, 5.0%, 12/1/32                                   3,060,330
         1,000AAA/Aaa      Hamilton County Hospital Facilities Revenue, 5.125%, 5/15/28                     1,028,190
                                                                                                $         5,493,800
                           Oregon - 0.7%
        2,935,NR/Aa2       Oregon State Housing & Community Services Department Multi-Family Rev$          3,031,444

                           Pennsylvania - 2.6%
        5,000,AAA/Aaa      Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, 5.0$         5,099,850
        3,000,A-/NR        Sayre Health Care Facilities Authority Revenue, 5.875%, 12/1/31                3,099,630
         2,165AA+/Aa1      Swarthmore Borough Authority College Revenue, 5.0%, 9/15/31                     2,190,569
                                                                                                $        10,390,049
                           Puerto Rico - 4.7%
        8,000,A/Baa1       Puerto Rico Commonwealth Highway & Transportation Authority Revenue, $         8,088,800
        5,000,A-/Baa1      Puerto Rico Public Buildings Authority Revenue, 5.25%, 7/1/33                   5,166,450
        5,000,BBB+/Baa2    Puerto Rico Public Finance Corp., 5.75%, 8/1/27                                5,636,550
                                                                                                $         18,891,800
                           Rhode Island - 1.0%
         1,545BBB/Baa3     Tobacco Settlement Financing Corp., 6.125%, 6/1/32                   $           1,354,841
         3,100BBB/Baa3     Tobacco Settlement Financing Corp., 6.25%, 6/1/42                               2,666,031
                                                                                                $         4,020,872
                           South Carolina - 5.5%
        6,000,A-/A3        Berkeley County School District Installment Lease, 5.0%, 12/1/28     $         5,993,700
        5,000,AAA/Aaa      Florence County Hospital Revenue, 5.25%, 11/1/34                                5,183,900
        3,500,A/A2         Lexington County Health Services District, Inc., Hospital Revenue, 5.5%         3,565,310
        2,500,A-/A3        South Carolina Jobs Economic Development Authority Revenue, 5.5%, 11/15        2,526,075
        5,000,A-/A3        South Carolina Jobs Economic Development Authority Revenue, 5.625%, 11/        5,053,850
                                                                                                $       22,322,835
  Pioneer Tax Advantaged Balanced Trust

  SCHEDULE OF INVESTMENTS 8/31/04  (unaudited) (continued)

              S&P/
  Principal   Moody's
  Amount      Ratings                                                                              Value
                           Tennessee  - 0.6%
   $  2,500,00NR/Baa3      Knox County Health Educational & Housing Facilities Board Hospital Re$         2,387,400

                           Texas  - 2.1%
        2,750,AAA/Aaa      Lower Colorado River Authority, 5.0%, 5/15/31                        $         2,779,590
        3,000,BBB/Baa2     Richardson Hospital Authority, 6.0%, 12/1/34                                     3,071,910
         1,000BBB-/NR      Seguin Higher Education Facilities Corporation Revenue, 5.0%, 9/1/23               974,860
         1,500NR/Baa3      Texas State Student Housing Revenue, 6.5%, 9/1/34                               1,584,540
                                                                                                $          8,410,900
                           Vermont  - 0.3%
         1,295AA/Aa3       Vermont Educational & Health Buildings Financing Agency Revenue, 5.0%$          1,325,225

                           Virginia  - 1.4%
         1,500NR/A3        Prince William County Industrial Development Hospital Revenue, 5.2%, $           1,515,300
        3,925,NR/A3        Prince William County Industrial Development Hospital Revenue, 5.35%, 1         3,991,489
                                                                                                $         5,506,789
                           Washington - 5.5%
        8,000,AAA/Aaa      King County Washington Sewer Revenue, 5.0%, 1/1/35                   $         8,096,320
        3,000,AAA/Aaa      Spokane County General Obligation, 5.0%, 12/1/33                               3,037,950
        7,000,BBB/Baa3     Tobacco Settlement Authority Revenue, 6.625%, 6/1/32                            6,401,640
        9,805,AAA/Aaa      Washington State General Obligation, 0.0%, 12/1/19                             4,753,758
                                                                                                $       22,289,668
                           Wisconsin  - 0.9%
        3,500,BBB+/NR      Wisconsin State Health & Educational Facilities Authority Revenue, 5.$          3,454,010

                           TOTAL TAX-EXEMPT OBLIGATIONS
                           (Cost $309,286,571) (b)                                              $     314,394,537

  Shares
                           COMMON STOCKS  - 35.7%  OF NET ASSETS
                           Energy - 1.2%
                           Oil & Gas - 1.2%
              25,000       ChevronTexaco Corp.                                                  $         2,437,500
              45,000       Kerr-McGee Corp.                                                                2,375,100
                           Total Energy                                                         $          4,812,600

                           Materials - 2.4%
                           Chemicals - 2.0%
              83,000       Eastman Chemical Co.                                                 $          3,861,990
             192,045       Lyondell Chemical Co.                                                           3,781,366
               10,200      PPG Industries, Inc.                                                               609,654
                                                                                                $          8,253,010
                           Construction Materials - 0.0%
                 3,950     Monarch Cement Co.                                                   $                85,912

                           Metals & Mining - 0.4%
              39,800       Freeport-McMoRan Copper & Gold, Inc.                                 $          1,497,674
                    200    Worthington Industries, Inc.                                                            4,070
                                                                                                $           1,501,744
                           Total Materials                                                      $         9,840,666

                           Industrials - 0.6%
                           Commercial Services & Supplies - 0.6%
              39,600       R.R. Donnelley & Sons Co.                                            $           1,216,908
             100,000       ServiceMaster Co.                                                               1,243,000
                           Total Industrials                                                    $         2,459,908

                           Capital Goods - 2.0%
                           Automobiles - 0.8%
              80,000       General Motors Corp.                                                 $         3,304,800
                           Household Durables - 1.2%
              50,000       Bassett Furniture Industries, Inc.                                   $             940,000
              48,386       Kimball International, Inc.                                                        658,050
              33,700       Knape & Vogt Manufacturing Co.                                                     434,056
             166,444       Tupperware Corp.                                                                 2,841,199
                                                                                                $         4,873,305
                           Total Capital Goods                                                  $           8,178,105

  Pioneer Tax Advantaged Balanced Trust

  SCHEDULE OF INVESTMENTS 8/31/04  (unaudited) (continued)

  Shares                                                                                           Value

                           Food, Beverage & Tobacco - 3.6%
                           Food & Staples Retailing - 0.3%
              70,000       Lance, Inc.                                                          $          1,067,500
                           Food Retail - 0.5%
               78,100      ConAgra Foods, Inc.                                                  $         2,046,220
                           Tobacco - 2.8%
              76,000       Altria Group, Inc.                                                   $         3,720,200
              115,000      Loews Corp. - Carolina Group                                                   2,838,200
              33,000       Reynolds American, .Inc.                                                        2,491,500
              56,000       UST, Inc.                                                                      2,246,720
                                                                                                $         11,296,620
                           Total Food, Beverage & Tobacco                                       $         14,410,340

                           Health Care - 2.8%
                           Pharmaceuticals - 2.8%
              281,215      Bristol-Myers Squibb Co.                                             $         6,673,232
             108,268       Merck & Co., Inc.                                                               4,868,812
                           Total Health Care                                                    $         11,542,044

                           Financials - 6.4%
                           Commercial Banks - 5.9%
             182,800       Bank of America Corp.                                                $         8,222,344
              78,200       FirstMerit Corp.                                                               2,059,788
              163,100      KeyCorp                                                                           5,113,185
              90,000       National City Corp.                                                              3,401,100
              67,800       Regions Financial Corp.                                                         2,189,262
            222,700        TrustCo Bank Corp., NY                                                          2,895,100
                                                                                                $       23,880,779
                           Thrifts & Mortgage Finance - 0.5%
              50,000       Washington Mutual, Inc.                                              $           1,941,500
                           Total Financials                                                     $       25,822,279

                           Telecommunication Services - 2.6%
                           Diversified Telecommunication Services - 2.6%
            257,900        AT&T Corp.                                                           $           3,811,762
            260,000        SBC Communications, Inc.                                                       6,705,400
                           Total Telecommunication Services                                     $          10,517,162

                           Utilities - 14.1%
                           Electric Utilities - 11.4%
              137,135      Ameren Corp.                                                         $          6,416,547
            220,000        Cinergy Corp.                                                                  8,905,600
            200,000        Consolidated Edison, Inc.                                                      8,440,000
             214,097       DTE Energy Co.                                                                 8,846,488
             138,400       Empire District Electric Co.                                                   2,824,744
              74,383       Great Plains Energy, Inc.                                                       2,243,391
              67,056       NSTAR                                                                          3,272,333
             179,000       Southern Co.                                                                   5,432,650
                                                                                                $        46,381,753
                           Gas Utilities - 1.1%
              112,249      KeySpan Corp.                                                        $         4,276,687
                           Multi-Utilities - 1.6%
            303,253        Duke Energy Corp.                                                    $           6,714,021
                           Total Utilities                                                      $        57,372,461
                           TOTAL COMMON STOCKS
                           (Cost $144,473,656)                                                  $     144,955,565
  Pioneer Tax Advantaged Balanced Trust

  SCHEDULE OF INVESTMENTS 8/31/04  (unaudited) (continued)

  Shares                                                                                           Value
                           NON-CONVERTIBLE PREFERRED STOCKS - 22.6% OF NET ASSETS
                           Energy - 1.2%
                           Oil & Gas - 1.2%
              49,300       Apache Corp., Series B, 5.68%                                        $          4,993,168
                           Total Energy                                                         $          4,993,168

                           Financials - 18.4%
                           Commercial Banks - 2.8%
              94,000       Bank of America Corp., Series VI, 6.75%                              $         5,029,000
            200,000        Royal Bank of Scotland Group Plc, Series B, 5.75%                              4,766,000
              55,000       Wachovia Preferred Funding Corp., Series A, 7.25%                               1,522,400
                                                                                                $          11,317,400
                           Thrifts & Mortgage Finance - 6.5%
             201,000       Fannie Mae, Series L, 5.125%                                         $         9,055,050
              114,000      Fannie Mae, Series M, 4.75%                                                     4,816,500
             100,000       Fannie Mae, Series N, 5.5%                                                     4,835,000
              57,000       Freddie Mac, 5.81%                                                             2,935,500
              39,000       Freddie Mac, Series F, 5.0%                                                     1,696,500
              58,000       Freddie Mac, Series K, 5.79%                                                   2,943,500
                                                                                                $       26,282,050
                           Diversified Financial Services - 1.7%
              55,000       Citigroup Inc., Series G, 6.213%                                     $         2,900,700
               81,500      Citigroup Inc., Series M, 5.864%                                                4,123,900
                                                                                                $         7,024,600
                           Consumer Finance - 0.7%
              50,000       SLM Holding Corp., Series A, 6.97%                                   $         2,807,500

                           Capital Markets - 2.4%
              57,000       Bear Stearns Companies, Inc., Series F, 5.72%                        $          2,861,400
              40,000       Bear Stearns Companies, Inc., Series G, 5.49%                                   1,880,000
             100,000       Lehman Brothers Holdings, Inc., 6.5%                                           2,603,000
               19,000      Lehman Brothers Holdings, Inc., Series C, 5.94%                                    935,750
              30,000       Lehman Brothers Holdings, Inc., Series D, 5.67%                                 1,476,000
                                                                                                $          9,756,150
                           Insurance - 1.9%
              110,000      ACE Ltd., Series C, 7.8%                                             $         2,956,800
              70,000       RenaissanceRe Holdings, Ltd., Series C, 6.08%                                   1,648,500
             109,000       XL Capital, Ltd., Series B, 7.625%                                             2,970,250
                                                                                                $         7,575,550
                           Real Estate - 2.4%
              27,000       Equity Office Properties Trust, Series G, 7.75%                      $             723,060
              92,000       Home Properties New York, Inc., Series F, 9.0%                                 2,603,600
              40,000       Prologis Trust, Series G, 6.75%                                                    992,000
              60,000       PS Business Parks, Inc., Series H, 7.0%                                         1,464,000
              22,000       PS Business Parks, Inc., Series I, 6.875%                                          522,060
              35,480       Public Storage, Inc., Series T, 7.625%                                             938,446
              94,000       Regency Centers Corp., Series C, 7.45%                                         2,406,400
                                                                                                $         9,649,566
                           Total Financials                                                     $         74,412,816

                           Utilities - 3.0%
                           Electric Utilities - 2.6%
              98,000       Alabama Power Co., 5.3%                                              $         2,376,500
              113,000      Alabama Power Co., 5.83%                                                        2,813,700
              78,000       Interstate Power and Light Co., Series B, 8.375%                               2,457,000
              40,000       Mississippi Power Co., 5.25%                                                       962,500
                 7,700     PPL Electric Utilities Corp., 4.5%                                                 589,050
              72,000       Southern California Edison Co., 4.32%                                           1,306,800
                                                                                                $        10,505,550
                           Gas Utilities - 0.4%
              62,000       Southern Union Co., Series C, 7.55%                                  $          1,695,080
                           Total Utilities                                                      $        12,200,630
                           TOTAL NON-CONVERTIBLE PREFERRED STOCKS
                           (Cost $93,972,462)                                                   $         91,606,614

  Pioneer Tax Advantaged Balanced Trust

  SCHEDULE OF INVESTMENTS 8/31/04  (unaudited) (continued)

  Shares                                                                                           Value

                           CONVERTIBLE PREFERRED STOCKS - 6.0% OF NET ASSETS
                           Financials - 2.7%
                           Commercial Banks - 1.0%
              30,000       Bank One Capital V, 8.0%                                             $             803,525
             105,000       Bank One Capital VI, 7.2%                                                        2,758,911
              27,000       Fleet Capital Trust VII, 7.2%                                                      708,720
                                                                                                $           4,271,156
                           Thrifts & Mortgage Finance - 0.1%
               12,000      Countrywide Capital IV, 6.75%                                        $             302,423

                           Consumer Finance - 0.1%
               18,000      MBNA Capital, Series D, 8.125%                                       $              483,321

                           Capital Markets - 1.0%
              65,000       Merrill Lynch Preferred Capital Trust IV, 7.12%                      $            1,719,312
              87,000       Merrill Lynch Preferred Capital Trust V, 7.28%                                   2,311,029
                                                                                                $          4,030,341
                           Insurance - 0.5%
              70,000       St. Paul Capital Trust I, 7.6%                                       $           1,827,123
                           Total Financials                                                     $         10,914,364

                           Industrials - 0.5%
                           Aerospace & Defense - 0.5%
               15,000      Northrop Grumman Corp., 7.0%                                         $          1,933,500
                           Total Industrials                                                    $          1,933,500

                           Telecommunication Services - 1.5%
                           Diversified Telecommunication Services - 1.5%
              60,000       Alltel Corp., 7.75%                                                  $          3,081,000
             126,000       CenturyTel, Inc., 6.875%                                                        3,221,820
                           Total Telecommunication Services                                     $         6,302,820

                           Utilities - 1.3%
                           Electric Utilities - 1.3%
               31,000      DTE Energy Co.,  8.75%                                               $              778,100
              80,000       Energy East Capital Trust I, 8.25%                                              2,108,297
              94,000       Virginia Power Capital Trust II, 7.375%                                        2,493,770
                           Total Utilities                                                      $          5,380,167

                           TOTAL CONVERTIBLE PREFERRED STOCKS
                           (Cost $24,020,412)                                                   $        24,530,851

                           TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.2% OF NET ASSETS
            733,064        BlackRock Provident Institutional Municipal Fund                     $             733,064
                           TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
                           (Cost $733,064)                                                      $             733,064

                           TOTAL INVESTMENTS IN SECURITIES - 142.0%
                           (Cost $572,486,165) (c)                                              $     576,220,631
                           OTHER ASSETS AND LIABILITIES  1.4%                                   $         5,835,693
                           PREFERRED SHARES AT REDEMPTION VALUE INCLUDING
                           DIVIDENDS PAYABLE - (43.5)%                                          $    (176,329,971)
                           NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%                 $    405,726,353

  NR          Security not rated by S&P or Moody's.

  (a)          Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stat coupon rate becomes effective until final maturity.

  (b)         The concentration of tax-exempt investments by type of obligation/market sector is as follows:
              Insured                                                                                    25.7%
              General Obligation                                                                          2.1
              Revenue Bonds:
                                  Health Revenue                                                         28.5
                                  Development Revenue                                                     8.6
                                  Tobacco Revenue                                                         7.1
                                  Education Revenue                                                       6.3
                                  Other                                                                   4.3
                                  Transportation Revenue                                                  4.2
                                  Utilities Revenue                                                       3.5
                                  Water Revenue                                                           2.9
                                  School District Revenue                                                 1.9
                                  Facilities Revenue                                                      1.6
                                  Pollution Revenue                                                       1.4
                                  Housing Revenue                                                         1.0
                                  Gaming Revenue                                                          0.5
                                  Airport Revenue                                                         0.4
                                                                                                        100.0%
  Pioneer Tax Advantaged Balanced Trust

  SCHEDULE OF INVESTMENTS 8/31/04  (unaudited) (continued)


  (c)         At August 31, 2004, the net unrealized loss on investments based on cost for federal income tax purposes of $572,460,924 was as follows:

              Aggregate gross unrealized gain for all investments in which there is an excess of$        13,647,455
              Aggregate gross unrealized loss for all investments in which there is an excess of t      (9,887,748)
              Net unrealized loss                                                               $         3,759,707

              For financial reporting purposes net unrealized gain on investments was $3,734,466 and cost of investments aggregated $572,486,165.




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Advantaged Balanced Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 29, 2004

* Print the name and title of each signing officer under his or her signature.